Share capital - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A Common Shares
Share capital
Share repurchased under repurchase plan	1,611,000	1,215,547	1,706,493
Common shares, shares outstanding	62,971,166	63,041,500
Number of shares represented ADSs	40
Class A Common Shares | 2022 Repurchase Plan and 2023 Repurchase Plan
Share capital
Share repurchased under repurchase plan			1,706,493
Class A Common Shares | 2023 Repurchase Plan
Share capital
Share repurchased under repurchase plan		1,215,547
Class A Common Shares | 2025 Repurchase Plan
Share capital
Share repurchased under repurchase plan	1,611,000
Class B Common Shares
Share capital
Common shares, shares outstanding	17,000,189	17,000,189
American Depositary Shares
Share capital
Share repurchased under repurchase plan	120,825	91,166	127,987
American Depositary Shares | 2022 Repurchase Plan and 2023 Repurchase Plan
Share capital
Share repurchased under repurchase plan			127,987
American Depositary Shares | 2023 Repurchase Plan
Share capital
Share repurchased under repurchase plan		91,166
American Depositary Shares | 2025 Repurchase Plan
Share capital
Share repurchased under repurchase plan	120,825